Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 28, 2022	Sep. 03, 2021	Feb. 02, 2024	Feb. 03, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Pursuant to the rules adopted by the U.S. Securities and Exchange Commission, or the SEC, in accordance with the powers granted to the SEC under the Dodd-Frank Wall Street Reform and Consumer Protection Act, we provide the following disclosure regarding executive compensation for our principal executive officer, or PEO, and our non-PEO named executive officers and the Company’s performance for our four most recent fiscal years, referred to as the covered years. The Compensation Committee and the Board of Directors did not consider the pay versus performance disclosure below in making pay decisions for any of the years presented. Please see “Compensation Discussion and Analysis” for more information about the Compensation Committee and the Board of Directors processes regarding pay decisions made with respect to the compensation of the Company’s named executive officers for each of the years presented.
							Value of initial fixed $100 investment based on:
Fiscal year	Summary compensation table total for First PEO ($)	Summary compensation table for Second PEO ($)	Compensation actually paid to First PEO(8, 9, 10) ($)	Compensation actually paid to Second PEO(8, 9, 10) ($)	Average summary compensation table total for Non-PEO NEOs ($)	Average compensation actually paid to non-PEO NEOs(8, 9, 10) ($)	Total shareholder return(5) ($)	Peer group total shareholder return(6) ($)	Net income (loss) ($ in millions) ($)	Taegis ARR(7) ($ in millions)
2024(1)	8,187,796	N/A	7,054,217	N/A	2,081,537	1,831,809	48.63	152.96	(86.04)	285
2023(2)	6,597,910	N/A	2,800,449	N/A	3,142,217	854,253	54.16	112.96	(114.50)	261
2022(3)	10,359,440	8,823,750	7,051,173	6,981,849	4,126,958	2,804,394	89.45	127.69	(39.79)	165
2021(4)	N/A	7,048,587	N/A	5,333,719	2,774,798	2,806,470	87.98	143.00	(21.90)	55
(1)
For Fiscal 2024, Wendy K. Thomas served as the PEO, and she is referred to as the First PEO in the table. In Fiscal 2024, George B. Hanna, Alpana Wegner, Stephen Fulton, Paul M. Parrish, and Christian Grant served as non-PEO named executive officers, or NEOs. Mr. Hanna served as a non-PEO NEO for the entirety of Fiscal 2024, while Ms. Wegner and Mr. Fulton became non-PEO NEOs on June 9, 2023 and February 6, 2023, respectively. Mr. Parrish began Fiscal 2024 as a non-PEO NEO, but he retired from the Company on May 5, 2023, at which time Mr. Grant became a non-PEO NEO as the Company’s Interim Chief Financial Officer from May 5, 2023 until Ms. Wegner’s appointment on June 9, 2023.

(2)	For Fiscal 2023, Ms. Thomas served as the PEO and Mr. Parrish and Mr. Hanna served as the non-PEO NEOs.
(3)
For Fiscal 2022, Michael R. Cote, referred to as the Second PEO in the table, served as the PEO through September 3, 2021 on which date he was succeeded as PEO by Ms. Thomas. Ms. Thomas served as a non-PEO NEO prior to that date, but Ms. Thomas’s compensation as PEO for Fiscal 2022 is the only compensation shown for her in the table for that fiscal year. Excluding Ms. Thomas’s service as a non-PEO NEO for a portion of Fiscal 2022, Mr. Parrish was the sole non-PEO NEO for Fiscal 2022.

(4)
For Fiscal 2021, Mr. Cote served as the PEO, and Ms. Thomas and Mr. Parrish served as the non-PEO NEOs. For more information regarding Mr. Cote’s compensation represented in this table, please refer to the Compensation Discussion and Analysis section in the Company’s proxy statement for Fiscal 2022.

(5)
This column represents total shareholder return, or TSR, for our stockholders, assuming an initial investment of $100.00 in our Class A common stock on January 31, 2020. No dividends were paid in the covered fiscal years for our Class A common stock. Historic stock performance is not necessarily indicative of future stock price performance.

(6)
Peer group total shareholder return represents the total shareholder return of the PureFunds ISE Cyber Security ETF Index, a published industry index, which we present in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report on Form 10-K for each applicable year.

(7)
We determined that Taegis annual recurring revenue, or Taegis ARR, was the most important financial performance measure used to link compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs to Company performance for Fiscal 2024. Taegis ARR represents recurring revenue derived from Taegis subscription contracts. Because the Company uses recurring revenue as the leading indicator of future annual revenue, recurring revenue includes operational backlog. Operational backlog is defined as the recurring revenue associated with pending contracts, which are contracts that have been sold but for which the service period has not yet commenced.

(8)	Grant date fair values of stock awards reported in the Summary Compensation Table are calculated based on the following:
•
For time-based restricted stock units, or RSUs, the closing price of our Class A common stock on the grant date as reported on Nasdaq (or on the trade date immediately preceding the grant date, if the grant date occurs on a non-trading date);

•
For performance-based RSUs, the closing price of our Class A common stock on the last date of the fiscal year, as reported on Nasdaq and the related accrued performance modifier as of fiscal year-end; and

•	For stock options, a Black-Scholes valuation based on the grant date closing price of our Class A common stock as reported on Nasdaq.
(9)	At each fiscal year-end, adjustments to previous stock award fair values are calculated based on the following:
•	For time-based RSUs, the closing price of our Class A common stock on the last date of the fiscal year, as reported on Nasdaq;
•
For performance-based RSUs, the closing price of our Class A common stock on the last date of the fiscal year, as reported on Nasdaq, and the related accrued performance modifier as of fiscal year-end date; and

•	For stock options, a Black-Scholes valuation based on the grant date closing price of our Class A common stock on the last date of the fiscal year as reported on Nasdaq.
(10)	Adjustments to stock awards for each vesting date are calculated based on the following:
•	For time-based RSUs, the closing price of our Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq;
•
For performance-based RSUs, the closing price of our Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq and the related realized performance modifier; and

•	For stock options, a Black-Scholes valuation based on the closing price of our Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq.
Fiscal Year (see footnotes 1, 2, 3, 4, 8, 9 and 10 above for more information)	Fiscal 2024 for First PEO ($)	Fiscal 2023 for First PEO ($)	Fiscal 2022 for First PEO ($)	Fiscal 2022 for Second PEO ($)	Fiscal 2021 for Second PEO ($)
PEO
SCT total compensation ($)	8,187,796	6,597,910	10,359,440	8,823,750	7,048,587
Less: stock award values reported in SCT for the covered year	(7,243,905)	(5,521,546)	(9,538,959)	(7,535,134)	(5,863,643)
Plus: fair value for stock awards granted in the covered year	6,712,653	4,029,051	5,893,726	5,607,078	6,458,671
Change in fair value of outstanding unvested stock awards from prior years	(393,636)	(1,980,480)	43,212	84,507	(892,154)
Change in fair value of stock awards from prior years that vested in the covered year	(208,691)	(324,486)	293,754	1,648	(1,417,742)
Less: fair value of stock awards granted in prior years forfeited in the covered year	0	0	0	0	0
Compensation actually paid	7,054,217	2,800,449	7,051,173	6,981,849	5,333,719
Fiscal Year (see footnotes 1, 2, 3, 4, 8, 9 and 10 above for more information)	Average for Fiscal 2024 ($)	Average for Fiscal 2023 ($)	Average for Fiscal 2022 ($)	Average for Fiscal 2021 ($)
Non-PEO NEOs
SCT total compensation ($)	2,081,537	3,142,217	4,126,958	2,774,798
Less: stock award values reported in SCT for the covered year	(1,686,699)	(2,396,613)	(3,442,492)	(2,032,731)
Plus: fair value for stock awards granted in the covered year	2,011,554	1,560,544	1,938,494	2,566,690
Change in fair value of outstanding unvested stock awards from prior years	(64,024)	(1,057,880)	47,886	(251,293)
Change in fair value of stock awards from prior years that vested in the covered year	(84,535)	(394,015)	133,548	(250,994)
Less: fair value of stock awards granted in prior years forfeited in the covered year	(426,024)	0	0	0
Compensation actually paid	1,831,809	854,253	2,804,394	2,806,470

Company Selected Measure Name			Taegis ARR
Named Executive Officers, Footnote
(1)
For Fiscal 2024, Wendy K. Thomas served as the PEO, and she is referred to as the First PEO in the table. In Fiscal 2024, George B. Hanna, Alpana Wegner, Stephen Fulton, Paul M. Parrish, and Christian Grant served as non-PEO named executive officers, or NEOs. Mr. Hanna served as a non-PEO NEO for the entirety of Fiscal 2024, while Ms. Wegner and Mr. Fulton became non-PEO NEOs on June 9, 2023 and February 6, 2023, respectively. Mr. Parrish began Fiscal 2024 as a non-PEO NEO, but he retired from the Company on May 5, 2023, at which time Mr. Grant became a non-PEO NEO as the Company’s Interim Chief Financial Officer from May 5, 2023 until Ms. Wegner’s appointment on June 9, 2023.

(2)	For Fiscal 2023, Ms. Thomas served as the PEO and Mr. Parrish and Mr. Hanna served as the non-PEO NEOs.
(3)
For Fiscal 2022, Michael R. Cote, referred to as the Second PEO in the table, served as the PEO through September 3, 2021 on which date he was succeeded as PEO by Ms. Thomas. Ms. Thomas served as a non-PEO NEO prior to that date, but Ms. Thomas’s compensation as PEO for Fiscal 2022 is the only compensation shown for her in the table for that fiscal year. Excluding Ms. Thomas’s service as a non-PEO NEO for a portion of Fiscal 2022, Mr. Parrish was the sole non-PEO NEO for Fiscal 2022.

(4)
For Fiscal 2021, Mr. Cote served as the PEO, and Ms. Thomas and Mr. Parrish served as the non-PEO NEOs. For more information regarding Mr. Cote’s compensation represented in this table, please refer to the Compensation Discussion and Analysis section in the Company’s proxy statement for Fiscal 2022.

Peer Group Issuers, Footnote
(6)
Peer group total shareholder return represents the total shareholder return of the PureFunds ISE Cyber Security ETF Index, a published industry index, which we present in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report on Form 10-K for each applicable year.

Adjustment To PEO Compensation, Footnote
(10)	Adjustments to stock awards for each vesting date are calculated based on the following:
•	For time-based RSUs, the closing price of our Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq;
•
For performance-based RSUs, the closing price of our Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq and the related realized performance modifier; and

•	For stock options, a Black-Scholes valuation based on the closing price of our Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq.
Fiscal Year (see footnotes 1, 2, 3, 4, 8, 9 and 10 above for more information)	Fiscal 2024 for First PEO ($)	Fiscal 2023 for First PEO ($)	Fiscal 2022 for First PEO ($)	Fiscal 2022 for Second PEO ($)	Fiscal 2021 for Second PEO ($)
PEO
SCT total compensation ($)	8,187,796	6,597,910	10,359,440	8,823,750	7,048,587
Less: stock award values reported in SCT for the covered year	(7,243,905)	(5,521,546)	(9,538,959)	(7,535,134)	(5,863,643)
Plus: fair value for stock awards granted in the covered year	6,712,653	4,029,051	5,893,726	5,607,078	6,458,671
Change in fair value of outstanding unvested stock awards from prior years	(393,636)	(1,980,480)	43,212	84,507	(892,154)
Change in fair value of stock awards from prior years that vested in the covered year	(208,691)	(324,486)	293,754	1,648	(1,417,742)
Less: fair value of stock awards granted in prior years forfeited in the covered year	0	0	0	0	0
Compensation actually paid	7,054,217	2,800,449	7,051,173	6,981,849	5,333,719

Non-PEO NEO Average Total Compensation Amount			$ 2,081,537	$ 3,142,217	$ 4,126,958	$ 2,774,798
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,831,809	854,253	2,804,394	2,806,470
Adjustment to Non-PEO NEO Compensation Footnote
(10)	Adjustments to stock awards for each vesting date are calculated based on the following:
•	For time-based RSUs, the closing price of our Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq;
•
For performance-based RSUs, the closing price of our Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq and the related realized performance modifier; and

•	For stock options, a Black-Scholes valuation based on the closing price of our Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq.
Fiscal Year (see footnotes 1, 2, 3, 4, 8, 9 and 10 above for more information)	Average for Fiscal 2024 ($)	Average for Fiscal 2023 ($)	Average for Fiscal 2022 ($)	Average for Fiscal 2021 ($)
Non-PEO NEOs
SCT total compensation ($)	2,081,537	3,142,217	4,126,958	2,774,798
Less: stock award values reported in SCT for the covered year	(1,686,699)	(2,396,613)	(3,442,492)	(2,032,731)
Plus: fair value for stock awards granted in the covered year	2,011,554	1,560,544	1,938,494	2,566,690
Change in fair value of outstanding unvested stock awards from prior years	(64,024)	(1,057,880)	47,886	(251,293)
Change in fair value of stock awards from prior years that vested in the covered year	(84,535)	(394,015)	133,548	(250,994)
Less: fair value of stock awards granted in prior years forfeited in the covered year	(426,024)	0	0	0
Compensation actually paid	1,831,809	854,253	2,804,394	2,806,470

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid to our PEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our PEO in relation to our TSR for each of the fiscal years presented, as well as our TSR compared to our peer group TSR for each such fiscal year.

Average Compensation Actually Paid to our Non-PEO named executive officers and Pay Versus Performance Measures
The following chart shows the average compensation actually paid to our non-PEO named executive officers in relation to our TSR for each of the fiscal years presented, as well as our TSR compared to our peer group TSR for each such fiscal year.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid to our PEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our PEO in relation to our GAAP net income and our Taegis ARR for each of the fiscal years presented.

Average Compensation Actually Paid to our Non-PEO named executive officers and Pay Versus Performance Measures
The following chart shows the average compensation actually paid to our non-PEO named executive officers in relation to our GAAP net income and our Taegis ARR for each fiscal year presented.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid to our PEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our PEO in relation to our GAAP net income and our Taegis ARR for each of the fiscal years presented.

Average Compensation Actually Paid to our Non-PEO named executive officers and Pay Versus Performance Measures
The following chart shows the average compensation actually paid to our non-PEO named executive officers in relation to our GAAP net income and our Taegis ARR for each fiscal year presented.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid to our PEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our PEO in relation to our TSR for each of the fiscal years presented, as well as our TSR compared to our peer group TSR for each such fiscal year.

Average Compensation Actually Paid to our Non-PEO named executive officers and Pay Versus Performance Measures
The following chart shows the average compensation actually paid to our non-PEO named executive officers in relation to our TSR for each of the fiscal years presented, as well as our TSR compared to our peer group TSR for each such fiscal year.

Tabular List, Table
Most important Financial Performance Measures
Below are the three financial performance measures that represent the most important measures we used to link compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) to the Company’s performance in Fiscal 2024.
Taegis ARR
Adjusted EBITDA
Professional Services Revenue
As discussed in our “Compensation Disclosure and Analysis,” these measures were used to evaluate the performance of our named executive officers under our short-term and long-term incentive plans and to align interests of each of the named executive officers with those of our stockholders. We believe these performance measures will increase the long-term value for our stockholders, and they align with our strategic transition to the higher value, higher margin Taegis security solutions.

Total Shareholder Return Amount			$ 48.63	54.16	89.45	87.98
Peer Group Total Shareholder Return Amount			152.96	112.96	127.69	143
Net Income (Loss)			$ (86,040,000.00)	$ (114,500,000)	$ (39,790,000)	$ (21,900,000)
Company Selected Measure Amount			285,000,000	261,000,000	165,000,000	55,000,000
PEO Name	Wendy K. Thomas	Michael R. Cote	Wendy K. Thomas	Wendy K. Thomas		Michael R. Cote
Additional 402(v) Disclosure
Discussion of Information Presented in Pay Versus Performance Table
While Secureworks utilizes several performance measures to align executive compensation with our Company’s performance, all the performance measures we use are not presented in the pay versus performance table. We seek to incentivize long-term performance that aligns with our strategic transformation from a services-based organization to a business primarily focused on selling our higher value, higher margin Taegis security solutions. Therefore, our performance measures do not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for any particular year.
We provide information below about the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers for the covered years shown in the pay versus performance table above and our:
•	cumulative total shareholder return, or TSR;
•	GAAP net income (loss); and
•	Taegis annual recurring revenue, or Taegis ARR.

Measure:: 1
Pay vs Performance Disclosure
Name			Taegis ARR
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Professional Services Revenue
Wendy K. Thomas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,187,796	$ 6,597,910	$ 10,359,440
PEO Actually Paid Compensation Amount			7,054,217	2,800,449	7,051,173
Michael R. Cote [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,823,750	$ 7,048,587
PEO Actually Paid Compensation Amount					6,981,849	5,333,719
PEO | Wendy K. Thomas [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,243,905)	(5,521,546)	(9,538,959)
PEO | Wendy K. Thomas [Member] | Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,712,653	4,029,051	5,893,726
PEO | Wendy K. Thomas [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(393,636)	(1,980,480)	43,212
PEO | Wendy K. Thomas [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(208,691)	(324,486)	293,754
PEO | Wendy K. Thomas [Member] | Fair Value of Stock Awards Granted in Prior Years Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Michael R. Cote [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,535,134)	(5,863,643)
PEO | Michael R. Cote [Member] | Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,607,078	6,458,671
PEO | Michael R. Cote [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					84,507	(892,154)
PEO | Michael R. Cote [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,648	(1,417,742)
PEO | Michael R. Cote [Member] | Fair Value of Stock Awards Granted in Prior Years Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
Non-PEO NEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,686,699)	(2,396,613)	(3,442,492)	(2,032,731)
Non-PEO NEO | Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,011,554	1,560,544	1,938,494	2,566,690
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(64,024)	(1,057,880)	47,886	(251,293)
Non-PEO NEO | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(84,535)	(394,015)	133,548	(250,994)
Non-PEO NEO | Fair Value of Stock Awards Granted in Prior Years Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (426,024)	$ 0	$ 0	$ 0